Chapter 11 Reorganization (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reorganization [Line Items]
Assumed Non-Residential Real Property Leases	537	526
Ground leases rejected	12	10
Ground Leases Which Must Be Assumed or Rejected by an Extended Date	24	37
Bankruptcy Claims, Number Claims Filed	13,400	13,366
Bankruptcy Claims, Amount of Claims Filed	$ 290,000,000,000	$ 290,000,000,000
Bankruptcy Claims, Amount of Claims Expunged by Bankruptcy Court	100,200,000,000	100,200,000,000
Bankruptcy Claims, Amount of Claims under Review by Management	16,100,000,000	14,800,000,000
Unsecured claims threshold	190,000,000	190,000,000
Substantial Equity Holder Ownership Percentage Threshold	4.50%
Support agreement - additional allowed interest expense	116,000,000
Aircraft And_Or Engine Leases Rejected		40
Reached agreement to modify leases		155
MD-80 Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected		21
Reached agreement to modify leases		83
Fokker 100 Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected		4
Boeing Seven Five Seven To Two Zero Zero Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected		7
Reached agreement to modify leases		36
Spare Engines [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected		8
Aircraft leases retained		87
Airbus Three Zero Zero To Six Zero Zero R Aircraft [Member]
Reorganization [Line Items]
Relinquished Aircraft Subject to Mortgage		1
Boeing 737-800, 757-200, 767-300ER And 777-200ER Models, Bombardier CRJ-700, And McDonnell Douglas MD-80 Aircraft [Member]
Reorganization [Line Items]
Aircraft leases retained		340
Boeing 737-800 Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases		9
Boeing767200er Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases		11
Boeing767300er Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases		13
Boeing 777-200 ER Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases		3
Super Atr Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases		39
Aircraft returned to lessor		30
Airplanes To Be Returned to Lessor		9
Embraer Rj [Member]
Reorganization [Line Items]
Bankruptcy Claims, Amount of Claims Filed		592,000,000
Reached Agreement with Aircraft Lender		216
Embraer One Four Zero [Member]
Reorganization [Line Items]
Mortgage Debt to be Resturctured Aircraft		59
Embraer One Four Five [Member]
Reorganization [Line Items]
Mortgage Debt to be Resturctured Aircraft		68
Aircraft for which debt wil not be reduced		50
Embraer Rj One Three Five [Member]
Reorganization [Line Items]
Aircraft to be Transferred to Lender and Leased Back		21
Airplanes Surrendered to Lender		18
Claims Filed After Bar Date
Reorganization [Line Items]
Bankruptcy Claims, Number Claims Filed	350	350
Bankruptcy Claims, Amount of Claims Filed	$ 58,000,000	$ 59,000,000